DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 27, 2012	Jun. 30, 2011
Entity Registrant Name	Deyu Agriculture Corp.
Entity Central Index Key	0001467746
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	deyu
Entity Common Stock, Shares Outstanding		10,564,774
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 15,093,705

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 8,741,703	$ 5,665,858
Restricted cash	1,850,999	125,560
Accounts receivable, net	36,167,136	11,160,959
Due from related parties	587,108	0
Inventory	20,314,090	16,541,999
Advance to supplier	7,233,371	1,178,532
Prepaid expenses	391,537	1,324,251
Assets held for sale	1,634,274	0
Other current assets	2,204,934	669,134
Current assets of discontinued operations	0	5,806,884
Total Current Assets	79,125,152	42,473,177
Property, plant, and equipment, net	12,355,946	4,287,372
Construction-in-progress	0	6,732,189
Other assets	727,535	10,394,246
Intangible assets, net	10,651,844	0
Non-current assets of discontinued operations	0	2,042,168
Total Assets	102,860,477	65,929,152
Liabilities and Equity
Short-term loan	14,413,480	2,631,364
Accounts payable	1,833,190	197,012
Note payables	1,588,840	0
Advance from customers	8,488,272	6,451,782
Accrued expenses	1,149,205	1,291,227
Preferred stock dividends payable	219,721	238,620
Due to related parties	5,445,115	0
Other current liabilities	583,196	23,779
Current liabilities of discontinued operations	0	11,654,915
Total Current Liabilities	33,721,019	22,488,699
Equity
Series A convertible preferred stock, $.001 par value, 10,000,000 shares authorized, 1,997,467 and 2,106,088 shares outstanding, respectively	1,997	2,106
Common stock, $.001 par value; 75,000,000 shares authorized, 10,564,774 and 10,349,774 shares issued and outstanding, respectively	10,565	10,350
Additional paid-in capital	20,367,138	18,770,230
Other comprehensive income	4,831,353	2,272,633
Retained earnings	43,491,465	22,385,134
Total Stockholders' Equity	68,702,518	43,440,453
Noncontrolling Interests	436,940	0
Total Equity	69,139,458	43,440,453
Total Liabilities and Equity	$ 102,860,477	$ 65,929,152

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2011	Dec. 31, 2010
Series A convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Series A convertible preferred stock, shares authorized	10,000,000	10,000,000
Series A convertible preferred stock, shares outstanding	1,997,467	2,106,088
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	10,564,774	10,349,774
Common stock, shares outstanding	10,564,774	10,349,774

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net revenue	$ 261,576,666	$ 85,174,884
Cost of goods sold	(218,480,009)	(63,250,363)
Gross Profit	43,096,657	21,924,521
Selling expenses	(13,231,094)	(6,281,768)
General and administrative expenses	(8,222,182)	(3,627,860)
Total Operating Expense	(21,453,276)	(9,909,628)
Operating income	21,643,381	12,014,893
Interest income	42,159	17,505
Interest expense	(805,601)	(341,555)
Non-operating income	(180,294)	(18,174)
Total Other Expense	(943,736)	(342,224)
Income from continuing operations before income taxes	20,699,645	11,672,669
Income taxes	(184,384)	913,785
Income from continuing operations	20,515,261	12,586,454
Loss from discontinued operations, net of income taxes	(3,891,830)	(756,480)
Net income	16,623,431	11,829,974
Net loss attributable to noncontrolling interests:
Net loss from continuing operations	38,673	0
Net loss from discontinued operations	1,101,255	0
Total net loss attributable to noncontrolling interests	1,139,928	0
Net income attributable to Deyu Agriculture Corp.	17,763,359	11,829,974
Preferred stock dividends	(427,917)	(327,721)
Net income available to common stockholders	17,335,442	11,502,253
Foreign currency translation gain	2,751,687	1,363,322
Comprehensive income	20,087,129	12,865,575
Less: Other comprehensive income attributable to noncontrolling interests	(130,653)	0
Comprehensive income attributable to Deyu Agriculture Corp.	19,956,475	12,865,575
Amounts attributable to common stockholders:
Net income from continuing operations, net of income taxes	20,126,017	12,258,733
Discontinued operations, net of income taxes	(2,790,575)	(756,480)
Net income attributable to common stockholders	$ 17,335,442	$ 11,502,253
Net income attributable to common stockholders per share - basic:
Income from continuing operations (in dollars per share)	$ 1.91	$ 1.45
Loss from discontinuing operations (in dollars per share)	$ (0.27)	$ (0.09)
Net income attributable to common stockholders (in dollars per share)	$ 1.64	$ 1.36
Net income attributable to common stockholders per share - diluted:
Income from continuing operations (in dollars per share)	$ 1.64	$ 1.23
Loss from discontinuing operations (in dollars per share)	$ (0.22)	$ (0.07)
Net income attributable to common stockholders (in dollars per share)	$ 1.42	$ 1.16
Weighted average number of common shares outstanding - basic	10,522,432	8,445,880
Weighted average number of common shares outstanding - diluted	12,497,164	10,249,041

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Series A Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 0	$ 4,930	$ 8,978,527	$ 909,311	$ 11,805,468	$ 0	$ 21,698,236
Balance (in shares) at Dec. 31, 2009	0	4,930,000
Common stocks cancelled prior to reverse acquisition	0	(3,667)	3,667	0	0	0	0
Common stocks cancelled prior to reverse acquisition (in shares)	0	(3,666,933)
Common stocks issued for reverse acquisition	0	8,737	(8,737)	0	0	0	0
Common stocks issued for reverse acquisition (in shares)	0	8,736,932
Covertible preferred stocks issued for cash in private placement	2,456	0	8,226,221	0	0	0	8,228,677
Covertible preferred stocks issued for cash in private placement (in shares)	2,455,863	0
Warrants issued to investors with issuance of convertible preferred stocks	0	0	851,342	0	0	0	851,342
Warrants issued to placement agent on issuance of convertible preferred stocks	0	0	170,104	0	0	0	170,104
Conversion of convertible preferred stocks to common stocks	(350)	350	0	0	0	0	0
Conversion of convertible preferred stocks to common stocks (in shares)	(349,775)	349,775
Share-based compensation	0	0	549,106	0	0	0	549,106
Net carrying amounts of the VIE Group at initial recognition				0	(922,587)	0	(922,587)
Net changes in foreign currency translation adjustment	0	0	0	1,363,322	0	0	1,363,322
Net earnings for the year ended	0	0	0	0	11,502,253	0	11,502,253
Balance at Dec. 31, 2010	2,106	10,350	18,770,230	2,272,633	22,385,134	0	43,440,453
Balance (in shares) at Dec. 31, 2010	2,106,088	10,349,774
Subsidiary equity interest acquired by noncontrolling interest	0	0	877,892	(62,314)	0	2,989,303	3,804,882
Subsidiary capital injected by noncontrolling interest	0	0	0	0	0	469,147	469,147
Conversion of convertible preferred stocks to common stocks	(175)	175	0	0	0	0	0
Conversion of convertible preferred stocks to common stocks (in shares)	(175,000)	175,000
Covertible preferred stocks issued for payment of preferred stock dividends	66	0	212,354	0	0	0	212,420
Covertible preferred stocks issued for payment of preferred stock dividends (in shares)	66,379	0
Share-based compensation	0	0	428,702	0	0	0	428,702
Common stocks issued for services	0	40	77,960	0	0	0	78,000
Common stocks issued for services (in shares)	0	40,000
Net changes in foreign currency translation adjustment	0	0	0	2,621,034	0	130,653	2,751,687
Deconsolidation of the VIE Group	0	0	0	0	3,770,889	(2,012,236)	1,758,653
Net earnings for the year ended	0	0	0	0	17,335,442	(1,139,928)	16,195,514
Balance at Dec. 31, 2011	$ 1,997	$ 10,565	$ 20,367,138	$ 4,831,353	$ 43,491,465	$ 436,940	$ 69,139,458
Balance (in shares) at Dec. 31, 2011	1,997,467	10,564,774

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income available to common stockholders	$ 17,335,442	$ 11,502,253
Loss from discontinued operations attributable to Deyu Agriculture Corp.	2,790,575	756,480
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation & amortization	979,297	489,379
Share-based compensation	428,702	549,106
Preferred stock dividends accrued	219,721	232,642
Dividends paid with Series A preferred stock	212,420	0
Common stocks issued for services	78,000	0
Deferred income tax expense (benefit)	184,384	(913,785)
Noncontrolling interests	(38,673)	0
Loss on disposal of fixed assets	0	7,573
Decrease (increase) in current assets:
Accounts receivable	(23,824,017)	(6,645,744)
Related-parties trade receivable	(494,752)	0
Inventories	(2,873,705)	(7,816,702)
Advance to suppliers	(5,840,601)	(947,913)
Prepaid expense and other current assets	(539,339)	(853,455)
Increase (decrease) in liabilities:
Accounts payable	1,584,038	192,077
Advance from customers	1,677,638	6,284,419
Accrued expense and other liabilities	346,492	1,097,413
Net cash (used in) provided by operating activities of continuing operations	(7,774,378)	3,933,743
Net cash used in operating activities of discontinued operations	(3,858,325)	(3,727,140)
Net cash (used in) provided by operating activities	(11,632,703)	206,603
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of machinery and equipment	(3,759,859)	(1,987,716)
Construction and remodeling of factory and warehouses	(109,856)	(3,281,762)
Purchase of software and other assets	(8,902)	(960,175)
Advances to related parties	(76,995)	0
Prepayments for acquisition of land use rights	(76,715)	(6,889,032)
Proceeds from disposal of fixed assets	0	274,727
Net cash used in investing activities of continuing operations	(4,032,327)	(12,843,958)
Net cash used in investing activities of discontinued operations	(2,476,523)	(117,583)
Net cash used in investing activities	(6,508,850)	(12,961,541)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from capital contributions	464,180	1,831,718
Net proceeds from short-term loans from related parties	3,101,839	3,101,989
Cash restricted for credit line of bank acceptance notes	(1,802,568)	0
Release of cash restricted held at a trust account	125,560	0
Payment of preferred dividends	(243,678)	0
Net proceeds from short-term loans from bank	11,349,219	0
Net proceeds from short-term bank acceptance notes	1,547,269	0
Net proceeds from short-term loan from others	952	(1,079,701)
Net repayments of short-term loans from related parties	0	(1,113,632)
Proceeds from private placement, net of restricted cash held in escrow	0	8,827,123
Release of restricted cash related to private placement	0	298,848
Net cash provided by financing activities of continuing operations	14,542,773	11,866,345
Net cash used in financing activities of discontinued operations	5,918,988	4,277,243
Net cash used in financing activities	20,461,761	16,143,588
EFFECT OF EXCHANGE RATE CHANGE ON CASH AND CASH EQUIVALENTS	352,429	204,593
NET INCREASE IN CASH & CASH EQUIVALENTS	2,672,637	3,593,243
NET INCREASE IN CASH & CASH EQUIVALENTS FROM DISCONTINUED OPERATIONS	(403,208)	489,886
NET INCREASE IN CASH & CASH EQUIVALENTS FROM CONTINUING OPERATIONS	3,075,845	3,103,357
CASH & CASH EQUIVALENTS, BEGINNING BALANCE	5,665,858	2,562,501
CASH & CASH EQUIVALENTS, ENDING BALANCE	8,741,703	5,665,858
SUPPLEMENTAL DISCLOSURES:
Income tax paid	62	0
Interest paid	809,448	323,829
NONCASH INVESTING AND FINANCING ACTIVITIES:
Construction completed and transferred to property, plant, and equipment	5,914,602	0
Construction completed and transferred to land use rights	2,320,904	0
Obtained certificates of farmland use rights	$ 8,221,569	$ 0

NATURE OF BUSINESS AND BASIS OF FINANCIAL STATEMENT PREPARATION	12 Months Ended
Dec. 31, 2011
Nature Of Business and Basis Of Financial Statement Preparation Disclosure [Abstract]
Nature Of Business and Basis Of Financial Statement Preparation Disclosure [Text Block]
NOTE 1.	NATURE OF BUSINESS AND BASIS OF FINANCIAL STATEMENT PREPARATION

Deyu Agriculture Corp. (the “Company”), formerly known as Eco Building International, Inc., was incorporated under the laws of the State of Nevada on December 23, 2008.  We completed the acquisition of City Zone Holdings Limited (“City Zone”), an agricultural products distributor in the Shanxi Province of the People’s Republic of China (the “PRC”) engaged in procuring, processing, marketing, and distributing various grain and corn products, by means of a share exchange, effective April 27, 2010.  As a result of the share exchange, City Zone became our wholly-owned subsidiary.  We currently conduct our business primarily through the operating PRC subsidiaries, including Jinzhong Deyu Agriculture Trading Co., Ltd. (“Jinzhong Deyu”), Jinzhong Yuliang Agriculture Trading Co., Ltd. (“Jinzhong Yuliang”), Jinzhong Yongcheng Agriculture Trading Co., Ltd. (“Jinzhong Yongcheng”), Shanxi Taizihu Food Co., Ltd. (“Taizihu”) and Shanxi HuiChun Bean Products Co., Ltd. (“Huichun” and together with Taizihu, the “Taizihu Group”, see Note 20) and Betian Yu Biotechnology (Beijing) Co., Ltd. (“Detian Yu”) and its subsidiaries.

On May 11, 2010, our Board of Directors adopted a resolution to change our name to "Deyu Agriculture Corp."  FINRA declared the name change effective on June 2, 2010.

Reverse Acquisition

On April 27, 2010, we entered into a Share Exchange Agreement (“Share Exchange”) under which we issued 8,736,932 shares of common stock, par value $0.001 per share, to Expert Venture Limited (“Expert Venture”), a company organized under the laws of the British Virgin Islands, and the other shareholders of City Zone (“the “City Zone Shareholders”).  As a result of the Share Exchange, City Zone became our wholly-owned subsidiary and City Zone Shareholders acquired a majority of our issued and outstanding common stocks.  Concurrent with the Share Exchange, Mr. Jianming Hao (“Mr. Hao”), the managing director of City Zone and all of its operating subsidiaries, was appointed our Chief Executive Officer.

As a result, the Share Exchange has been accounted for as a reverse acquisition using the purchase method of accounting, whereby City Zone is deemed to be the accounting acquirer (legal acquiree) and we are to be the accounting acquiree (legal acquirer).  The financial statements before the date of the Share Exchange are those of City Zone with our results being consolidated from the date of the Share exchange.  The equity section and earnings per share have been retroactively restated to reflect the reverse acquisition and no goodwill has been recorded.

City Zone was incorporated in the British Virgin Islands on July 27, 2009 under the BVI Business Companies Act, 2004.  In November 2009, pursuant to a restructuring plan set out below, City Zone has become the holding company of a group of companies comprising Most Smart, Shenzhen Redsun, Shenzhen JiRuHai, Beijing Detian Yu, Jinzhong Deyu, Jinzhong Yongcheng, and Jinzhong Yuliang.

Restructuring

In November 2009, pursuant to a restructuring plan (“Restructuring”) intended to ensure compliance with the PRC rules and regulations, City Zone, through a series of acquisitions and wholly-owned subsidiaries, acquired 100% equity interests in Jinzhong Deyu, Jinzheng Yuliang, and Jinzhong Yongcheng.  The former shareholders and key management of Jinzhong Deyu, Jinzhong Yongcheng, and Jinzhong Yuliang became the ultimate controlling parties and key management of City Zone.  This restructuring exercise has been accounted for as a recapitalization of Jinzhong Deyu, Jinzhong Yongcheng, and Jinzhong Yuliang with no adjustment to the historical basis of the assets and liabilities of these companies, while the historical financial positions and results of operations are consolidated as if the restructuring occurred as of the beginning of the earliest period presented in the accompanying consolidated financial statements.  For the purpose of consistent and comparable presentation, the consolidated financial statements have been prepared as if City Zone had been in existence since the beginning of the earliest and throughout the whole periods covered by these consolidated financial statements.

Variable Interest Entities

On November 16, 2010, Detian Yu entered into a series of contractual arrangements (the “Contractual Arrangements”) with each of Beijing Jundaqianyuan Investment Management Co., Ltd. (“Junda”), Jinzhong Longyue Investment Consultancy Services Co., Ltd. (“Longyue”), and their shareholders, pursuant to which Detian Yu effectively took over management of the business activities of Junda and Longyue.

Junda is a limited liability company incorporated in the PRC on June 13, 2010 with registered capital of $14,637 (or RMB 100,000) by Jianming Hao, Chairman and Chief Executive Officer of the Company, and Wenjun Tian, President and Executive Director of the Company.  As of December 31, 2010, Junda’s equity interest was 100% held by several executives and managers of the Company, including (a) Jianming Hao, owning 33% of Junda, (b) Wenjun Tian, owning 34% of Junda, (c) Jianbin Zhou, the Chief Operating Officer of the Company, owning 10% of Junda, (d) Li Ren, Vice President of Branding and Marketing of the Company, owning 5% of Junda, (e) Yongqing Ren, Vice President of the Corn Division of the Company, owning 3% of Junda and (f) Junde Zhang, Vice President of the Grains Division of the Company, owning 3% of Junda.  As a result, the execution of the Contractual Arrangements with Junda is considered a related party transaction.

The Contractual Arrangements are comprised of a series of agreements with a term of ten (10) years, including:

•	Exclusive Management and Consulting Service Agreements, through which Detian Yu shall provide to each of Junda and Longyue management consulting services in relation to the business of Junda and Longyue in exchange for 35% of the net income after taxes of Junda and Longyue every fiscal year.

•	Business Cooperation Agreements, through which Detian Yu shall provide business cooperation opportunities and services including clients, cooperation partners and market information in the fields of grain processing, sales and financing to each of Junda and Longyue in exchange for cooperation fees and commissions from each of Junda and Longyue equal to 65% of the net income after tax of each of Junda and Longyue in every fiscal year.

•	Business Operations Agreements, through which Detian Yu has exclusive authority of all decision-making of ongoing operations, including establishing compensation levels and hiring and firing of key personnel. In order to ensure normal operation of Junda and Longyue, Detian Yu agrees to act as the guarantor and provide guarantee on the performance of the obligations of Junda and Longyue under all contracts executed by Junda and Longyue.

•	Share Pledge Agreements, through which the shareholders of Junda and Longyue have agreed to pledge all of their respective equity interests in Junda or Longyue (as the case may be) as security for the performance of all of the obligations or debts under the Exclusive Management and Consulting Service Agreements and Business Cooperation Agreements assumed by Junda and Longyue, and under a counter-guarantee to all the payments made by Detian Yu for the performance of the guarantees assumed by Detian Yu under the Business Operation Agreements.

•	Power of Attorney, signed by each of the shareholders of Junda and Longyue, authorizes a designee appointed by Detian Yu to exercise all of their respective voting rights as a shareholder.

•	Equity Acquisition Option Agreements, through which the shareholders of Junda and Longyue granted Detian Yu an irrevocable and unconditional right to purchase, or cause a designated party of Detian Yu to purchase, part or all of the equity interests in Junda and Longyue from such shareholders, when and to the extent that, applicable PRC laws permit. The consideration for the equity acquisition option for Junda is RMB 80,000,000 and the consideration for the equity option for Longyue is RMB 120,000,000.

On February 21, 2011, Deyufarm received capital injection of $3,800,505 (RMB 24,971,218) from SBCVC Fund III Company Limited ("SBCVC"), a company organized under the laws of Hong Kong, in exchange for 35.69% of Deyufarm's equity interest pursuant to the two Investment and Relevant Issues Agreements entered into by each of Junda and Longyue with Deyufarm and SBCVC on September 15, 2010. According to the Investment and Relevant Issues Agreements, SBCVC shall invest an equivalent of RMB 25,000,000 of US dollars to Deyufarm. Before or in the meantime that SBCVC completes such investment to Deyufarm, Longyue shall have invested RMB 35,000,000 to Deyufarm through a capital increase and obtained the relevant capital verification report. Any time within 2 years after completing an investment to Deyufarm, SBCVC has the right to require Deyufarm to repurchase in advance, or Junda or Longyue to purchase part of or all the equity interests of Deyufarm owned by SBCVC. The board of directors of Deyufarm shall be comprised of 3 directors, and Junda, Longyue and SBCVC shall each nominate one director. The board of directors shall nominate a financial administrator agreed to by SBCVC. Forty-eight (48) months after SBCVC completes its investment in Deyufarm, the parties shall consummate a qualified IPO of Deyufarm.

On February 25, 2011, Deyufarm received an additional capital injection of $4,495 (RMB 28,782) from SBCVC for 0.02% of Deyufarm's equity interest.

After the above two capital injections, SBCVC, Junda and Longyue currently own 35.71%, 14.29% and 50% of the equity interests in Deyufarm, respectively. The total registered capital of Deyufarm increased from $6,688,635 (RMB45,000,000) to $10,493,516 (RMB 70,000,000). SBCVC’s 35.71% equity interest in Deyufarm.

On December 20, 2011, Detian Yu entered into a series of termination agreements (collectively, the “Termination Agreements”) with each of Junda, Longyue and their shareholders, pursuant to which Detian Yu gave up the control management of the business activities of Junda and Longyue. According to the Termination Agreements, each side agreed to terminate the Contractual Arrangements entered into on November 16, 2010.

Consolidation Scope:

Details of our subsidiaries subject to consolidation are as follows:

	Domicile and		Percentage
	Date of	Registered	of
Name of Subsidiary	Incorporation	Capital	Ownership	Principal Activities
City Zone Holdings Limited ("City Zone")	British Virgin Islands, July 27, 2009	$20,283,581	100%	Holding company of Most Smart

Most Smart International Limited ("Most Smart")	Hong Kong,March 11, 2009	$1	100%	Holding company of Shenzhen Redsun

Redsun Technology (Shenzhen) Co., Ltd. ("Shenzhen Redsun")	The PRC, August 20, 2009	$30,000	100%	Holding company of Shenzhen JiRuHai, Taizhihu and Huichun

Shenzhen JiRuHai Technology Co., Ltd.("Shenzhen JiRuHai")	The PRC, August 20, 2009	$14,638	100%	Holding company of Beijing Detian Yu

Detian Yu Biotechnology (Beijing) Co., Ltd. ("Detian Yu")	The PRC, November 30, 2006	$7,637,723	100%	Wholesale distribution of simple-processed and deep-processed packaged food products and staple food. Holding company of the following first five entities

Jinzhong Deyu Agriculture Trading Co., Ltd. ("Jinzhong Deyu")	The PRC, April 22, 2004	$1,492,622	100%	Organic grains preliminary processing and wholesale distribution

Jinzhong Yongcheng Agriculture Trading Co., Ltd. ("Jinzhong Yongcheng")	The PRC, May 30, 2006	$1,025,787	100%	Corns preliminary processing and wholesale

Jinzhong Yuliang Agriculture Trading Co., Ltd. ("Jinzhong Yuliang")	The PRC, March 17, 2008	$1,019,516	100%	Corns preliminary processing and wholesale distribution

Tianjin Guandu Food Co., Ltd. ("Tianjin Guandu") (1)	The PRC, June 21, 2011	$1,544,497	100%	Wholesale distribution of simple-processed and deep-processed packaged food products and staple food

Hebei Yugu Grain Co., Ltd. ("Hebei Yugu")	The PRC, July 25, 2011	$1,563,824	70%	Wholesale distribution of grain products and operating or acting as an agent of import & export business for grain products

Beijing Jundaqianyuan Investment Management Co., Ltd. ("Junda")(2)	The PRC, June 13, 2010	$14,637	Variable interest	Shareholding of Deyufarm (14.29%)

Jinzhong Longyue Investment Consultancy Services Co., Ltd. ("Longyue")(2)	The PRC, June 2, 2010	$4,393	Variable interest	Shareholding of Deyufarm (50%)

Deyufarm Innovation Food (Beijing) Co., Ltd. ("Deyufarm")(2)	The PRC, June 13, 2010	$10,493,516	Variable interest	Wholesale distribution of packaged food products and instant millet beverage. Holding company of the following two companies

Sichuan HaoLiangXin Instant Food Co., Ltd. ("HaoLiangXin")(2)	The PRC, April 25, 2008	$1,202,460	Variable interest	Manufacturing and wholesale distribution of instant grain vermicelli and buckwheat tea products

Beijing Xinggu Deyufarm Food Co., Ltd. ("Xinggu Deyufarm")(2)	The PRC, November 25, 2010	$1,515,152	Variable interest	Manufacturing of instant grain vermicelli products

Shanxi Taizihu Food Co., Ltd. (“Taizihu”) (3)	The PRC, July 27, 2003	$1,208,233	100%	producing and selling fruit beverages and soybean products

Shanxi HuiChun Bean Products Co., Ltd. (“Huichun”)(3)	The PRC, September 2, 2007	$2,636,192	100%	producing and selling fruit beverages and soybean products

(1) Tianjing Guandu Food Co., Ltd, ("Tianjing Guandu"), previously was Tianjing Detianyu Food Co., Ltd. changed its company name and completed the name change registration on October 24, 2011.

(2) Detian Yu terminated its control over the Junda, Longyue, Deyufarm, Haoliangxin, Xinggu Deyufarm, (collectively, the “VIE Group”) on December 20, 2011. The operation results of the VIE Group are included in the consolidated financial statements from January 1 to December 20, 2011

(3) Taizihu and Huichun became the wholly-owned subsidiaries of the Company on February 2, 2012 through a business acquisition (see Note 20), but they are not within the consolidation scope as of December 31, 2011

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]
NOTE 2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements include the financial statements of Deyu Agriculture Corp., its subsidiaries, and those variable interest entities where the Company is the primary beneficiary.  All significant intercompany account balances and transactions have been eliminated in consolidation.  Results of operations of companies purchased are included from the dates of acquisition.

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.  The Company’s function currency is the Chinese Yuan, or Renminbi (“RMB”); however, the accompanying consolidated financial statements have been translated and presented in United States Dollars (“USD”).

On April 27, 2010, as a result of the consummation of the Share Exchange, we changed our fiscal year end from May 31 to December 31 to conform to the fiscal year end of City Zone.

Use of estimates

The preparation of the consolidated financial statements in conformity with generally accepted  accounting  principles requires management to make estimates and  assumptions  that  affect  the  reported  amounts  of  assets and liabilities and disclosure of contingent assets and liabilities at the date  of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Management makes its estimates based on historical experience and various other assumptions and information that are available and believed to be reasonable at the time the estimates are made.  Therefore, actual results could differ from those estimates under different assumptions and conditions.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in bank and all highly liquid investments with original maturities of three months or less.

As a result of the financings associated with the reverse merger, we had, as of December 31, 2010, $125,560 in a trust account. The use of these funds requires the written approval of our placement agent and us. The funds in the escrow account were designated for certain expenses, such as investor relations, accounting/consulting fees, SEC fees, and stock transfer agent fees. This amount was classified as restricted cash under current assets on our balance sheet as of December 31, 2010, while the restriction has been released in 2011.

As of December 31, 2011, $1,588,840 of cash was restricted as a pledge for $1,588,840 (RMB 10,000,000) of notes payable obtained from Jinzhong City Yuci District Rural Credit Union Co., Ltd. in August 2011 and $262,159 of cash was restricted as a pledge for $ 2,121,101 (RMB 13,350,000) of bank loan obtained from China Merchants Bank at Dongzhimen branch in November 2011.

Accounts receivable

Accounts receivable are recorded at net realizable value consisting of the carrying amount less allowance for doubtful accounts, as needed.  We assess the collectability of accounts receivable based primarily upon the creditworthiness of the customer as determined by credit checks and analysis, as well as the customer’s payment history.  Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends, and changes in customer payment patterns to evaluate the adequacy of these reserves.  As of December 31, 2011 and 2010, there were no customers with accounts receivable greater than six months past due.

Inventories

The Company's inventories are stated at lower of cost or market.  Cost is determined on moving-average basis.  Costs of inventories include purchase and related costs incurred in delivering the products to their present location and condition.  Market value is determined by reference to selling prices after the balance sheet date or to management’s estimates based on prevailing market conditions.  Management periodically evaluates the composition of its inventories at least quarterly to identify slow-moving and obsolete inventories to determine if valuation allowance is required.  As of December 31, 2011 and 2010, management had identified no slow moving or obsolete inventory. For the years ended December 31, 2011 and 2010, loss on reduction of inventory to the lower of cost or market was $56,140 and $0, respectively.

Assets held for sales

A long-lived asset to be sold shall be classified as held for sale in the period in which all of the following criteria are met: (a) Management, having the authority to approve the action, commits to a plan to sell the asset. (b) The asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets. (c) An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated. (d) The sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year, except as permitted by paragraph ASC 360-10-45-11. The term probable refers to a future sale that is likely to occur. (e) The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value. The price at which a long-lived asset is being marketed is indicative of whether the entity currently has the intent and ability to sell the asset. A market price that is reasonable in relation to fair value indicates that the asset is available for immediate sale, whereas a market price in excess of fair value indicates that the asset is not available for immediate sale. (f) Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

A loss shall be recognized for any initial or subsequent write-down to fair value less cost to sell. A gain shall be recognized for any subsequent increase in fair value less cost to sell, but not in excess of the cumulative loss previously recognized (for a write-down to fair value less cost to sell). The loss or gain shall adjust only the carrying amount of a long-lived asset, whether classified as held for sale individually or as part of a disposal group.

Property, plant, and equipment

Property, plant, and equipment are stated at cost less accumulated depreciation.  Expenditures for maintenance and repairs are charged to earnings as incurred; additions, renewals and betterments are capitalized.  When property, plant, and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in operations.

 Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Useful Life (in years)
Automobiles	5
Buildings	10-30
Office equipment	5
Machinery and equipment	5-10
Furniture & fixtures	5

Construction-in-progress

Construction-in-progress consists of amounts expended for warehouse construction.  Construction-in-progress is not depreciated until such time as the assets are completed and put into service.  Once warehouse construction is completed, the cost accumulated in construction-in-progress is transferred to property, plant, and equipment.

Long-lived assets

The Company applies the provisions of FASB ASC Topic 360 (ASC 360), "Property, Plant, and Equipment" which addresses financial accounting and reporting for the impairment or disposal of long-lived assets.  The Company periodically evaluates the carrying value of long-lived assets to be held and used in accordance with ASC 360, at least on an annual basis.  ASC 360 requires the impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amounts. In that event, a loss is recognized based on the amount by which the carrying amount exceeds the fair market value of the long-lived assets.  Loss on long-lived assets to be disposed of is determined in a similar manner, except that fair market values are reduced for the cost of disposal.

Goodwill and intangible assets

Good is calculated as the purchase premium after adjusting for the fair value of net assets acquired.  Goodwill is not amortized but is reviewed for potential impairment on an annual basis, or when events or circumstances indicate a potential impairment, at the reporting unit level.  A reporting unit, as defined under applicable accounting guidance, is a business segment or one level below a business segment.  Under applicable accounting guidance, the goodwill impairment analysis is a two-step test.  The first step of the goodwill impairment test involves comparing the fair value of each reporting unit with its carrying amount including goodwill.  If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step must be performed to measure potential impairment.

The second step involves calculating an implied fair value of goodwill for each reporting unit for which the first step indicated possible impairment.  The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination, which is the excess of the fair value of the reporting unit, as determined in the first step, over the aggregate fair values of the assets, liabilities and identifiable intangibles as if the reporting unit was being acquired in a business combination.  Measurement of the fair values of the assets and liabilities of a reporting unit is consistent with the requirements of the fair value measurements accounting guidance, which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The adjustments to measure the assets, liabilities, and intangibles at fair value are for the purpose of measuring the implied fair value of goodwill and such adjustments are not reflected in the consolidation balance sheet.  If the implied fair value of goodwill exceeds the goodwill assigned to the reporting unit, there is no impairment.  If the goodwill assigned to a reporting unit exceeds the implied fair value of goodwill, an impairment charge is recorded for the excess.  An impairment loss recognized cannot exceed the amount of goodwill assigned to a reporting unit.  An impairment loss establishes a new basis in the goodwill and subsequent reversals of goodwill impairment losses are not permitted under applicable accounting guidance.

The goodwill in the amount of $1,103,309 recorded in the consolidated balance sheet of the VIE Group as of December 31, 2010 (see Note 3) was generated from the acquisition of Haoliangxin by Deyufarm on July 24, 2010. In 2010, goodwill was tested for impairment and it was determined that goodwill was not impaired as of December 31, 2010. Pursuant to the Termination Agreements for the VIE Group, the Company deconsolidated the VIE Group and no goodwill was presented on the consolidated balance sheets as of December 31, 2011 and 2010 of the Company after reclassification of the assets and liabilities of discontinued operations.

For intangible assets subject to amortization, an impairment loss is recognized if the carrying amount of the intangible asset is not recoverable and exceeds fair value.  The carrying amount of the intangible asset is considered not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use of the asset.

Fair value measurements

FASB ASC 820, “Fair Value Measurements” (formerly SFAS No. 157) defines fair value for certain financial and nonfinancial assets and liabilities that are recorded at fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  It requires that an entity measure its financial instruments to base fair value on exit price and maximize the use of observable units and minimize the use of unobservable inputs to determine the exit price.  It establishes a hierarchy which prioritizes the inputs to valuation techniques used to measure fair value.  This hierarchy increases the consistency and comparability of fair value measurements and related disclosures by maximizing the use of observable inputs and minimizing the use of unobservable inputs by requiring that observable inputs be used when available.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the assets or liabilities based on market data obtained from sources independent of the Company.  Unobservable inputs are inputs that reflect the Company’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The hierarchy prioritizes the inputs into three broad levels based on the reliability of the inputs as follows:

•	Level 1 – Inputs are quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Valuation of these instruments does not require a high degree of judgment as the valuations are based on quoted prices in active markets that are readily and regularly available.

•	Level 2 – Inputs other than quoted prices in active markets that are either directly or indirectly observable as of the measurement date, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 – Valuations based on inputs that are unobservable and not corroborated by market data. The fair value for such assets and liabilities is generally determined using pricing models, discounted cash flow methodologies, or similar techniques that incorporate the assumptions a market participant would use in pricing the asset or liability.

This guidance applies to other accounting pronouncements that require or permit fair value measurements.  On February 12, 2008, the FASB finalized FASB Staff Position (FSP) No. 157-2, Effective Date of FASB Statement No. 157 (ASC 820).  This Staff Position delays the effective date of SFAS No. 157 (ASC 820) for nonfinancial assets and liabilities to fiscal years beginning after November 15, 2008 and interim periods within those fiscal years, except for those items that are recognized or disclosed at fair value in the financial statements on a recurring basis (at least annually).  The adoption of SFAS No. 157 (ASC 820) had no effect on the Company's financial position or results of operations.

 We also analyze all financial instruments with features of both liabilities and equity under ASC 480-10 (formerly SFAS 150, “Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity”) and ASC 815-40 (formerly EITF 00-19, “Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock”).  We have determined ASC 480-10 (formerly SFAS 150) and ASC 815-40 (formerly EITF 00-19) has no material effect on our financial position or results of operations.

Revenue recognition

The Company’s revenue recognition policies are in compliance with the SEC Staff Accounting Bulletin No. 104 (“SAB 104”).  The Company recognizes product revenue when the following fundamental criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) our price to the customer is fixed or determinable and (iv) collection of the resulting accounts receivable is reasonably assured.  The Company recognizes revenue for product sales upon transfer of title to the customer.  Customer purchase orders and/or contracts are generally used to determine the existence of an arrangement.  Shipping documents and the completion of any customer acceptance requirements, when applicable, are used to verify product delivery or that services have been rendered.  The Company assesses whether a price is fixed or determinable based upon the payment terms associated with the transaction and whether the sales price is subject to refund or adjustment.

The Company’s revenue is recognized net of value-added tax (VAT), reductions to revenue for estimated product returns, and sales discounts based on volume achieved in the same period that the related revenue is recorded.  The estimates are based on historical sales returns, analysis of credit memo data, and other factors known at the time.  For the years ended December 31, 2011 and 2010, sales discounts from continuing operations were $70,987 and $0, respectively.

We offer a right of exchange on our grain products sold through our relationship with grocery store networks.  The consumer who purchases the product may exchange it for the same kind and quantity of product originally purchased.  In accordance with FASB ASC 605-15-25-1 and 605-15-15-2, these are not considered returns for revenue recognition purposes.  For the years ended December 31, 2011 and 2010, the returns of our product were not material.

Advertising costs

The Company expenses the cost of advertising as incurred or, as appropriate, the first time the advertising takes place.  Advertising costs from continuing operations for the year ended December 31, 2011 and 2010 were $952,472 and $83,576 respectively.

Research and development

The Company expenses its research and development costs as incurred.  Research and development costs from continuing operations for the years ended December 31, 2011 and 2010 were $98,393 and $73,860, respectively.

Stock-based compensation

In December 2004, the Financial Accounting Standard Board, or the FASB, issued the Statement of Financial Accounting Standards, or SFAS, No. 123(R), “Share-Based Payment”, which replaces SFAS No. 123 and supersedes APB Opinion No. 25.  SFAS No. 123(R) is now included in the FASB’s ASC Topic 718, “Compensation – Stock Compensation.”  Under SFAS No. 123(R), companies are required to measure the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees or independent contractors are required to provide services.  Share-based compensation arrangements include stock options and warrants, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans.  In March 2005, the SEC issued Staff Accounting Bulletin No. 107, or SAB 107, which expresses views of the staff regarding the interaction between SFAS No. 123(R) and certain SEC rules and regulations and provides the staff’s views regarding the valuation of share-based payment arrangements for public companies.  SFAS No. 123(R) permits public companies to adopt its requirements using one of two methods.  On April 14, 2005, the SEC adopted a new rule amending the compliance dates for SFAS No. 123(R).  Companies may elect to apply this statement either prospectively, or on a modified version of retrospective application under which financial statements for prior periods are adjusted on a basis consistent with the pro forma disclosures required for those periods under SFAS No. 123.

 The Company has fully adopted the provisions of FASB ASC 718 and related interpretations as provided by SAB 107.  As such, compensation cost is measured on the date of grant as the fair value of the share-based payments.  Such compensation amounts, if any, are amortized over the respective vesting periods of the option grant.

Income taxes

The Company accounts for income taxes in accordance with FASB ASC Topic 740, “Income Taxes.”  ASC 740 requires a company to use the asset and liability method of accounting for income taxes, whereby deferred tax assets are recognized for deductible temporary differences, and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion, or all of, the deferred tax assets will not be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Under ASC 740, a tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur.  The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.  For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.  The adoption had no effect on the Company’s consolidated financial statements.

Foreign currency translation and comprehensive income

U.S. GAAP requires that recognized revenue, expenses, gains and losses be included in net income.  Certain statements, however, require entities to report specific changes in assets and liabilities, such as gain or loss on foreign currency translation, as a separate component of the equity section of the balance sheet.  Such items, along with net income, are components of comprehensive income.  The functional currency of the Company is Renminbi (“RMB”).  The unit of RMB is in Yuan.  Translation gains are classified as an item of other comprehensive income in the stockholders’ equity section of the consolidated balance sheet.

Statement of cash flows

In accordance with FASB ASC Topic 230, “Statement of Cash Flows,” cash flows from the Company’s operations are calculated based upon the local currencies.  As a result, amounts related to assets and liabilities reported on the consolidated statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Discontinued operations

Certain prior period amounts have been reclassified in these consolidated financial statements to conform to the 2011 presentation of discontinued operations of the VIE Group for the deep processed grain business. See Note 1 and 3 for additional information.

Reclassifications

Except for the classification for discontinued operations, certain classifications have been made to the prior year financial statements to conform to the current year presentation.  The reclassifications have no impact on the Company’s 2010 consolidated statement of operations and retained earnings.

Recent pronouncements

In January 2010, FASB issued an amendment regarding improving disclosures about fair value measurements. This new guidance requires some new disclosures and clarifies some existing disclosure requirements about fair value measurement. The new disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. There was no impact from the adoption of this guidance to our consolidated financial position or results of operations as the amendment only addresses disclosures.

In April 2010, FASB issued an amendment to Stock Compensation. The amendment clarifies that an employee stock-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity shares trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. The adoption of this guidance had no impact on our consolidated financial position or results of operations since our stock-based payment awards have an exercise price denominated in the same currency of the market in which our Company shares are traded.

In May 2011, FASB issued an amendment (ASU No. 2011-04) to Fair Value Measurement (ASC Topic 820). In 2006, the FASB and the International Accounting Standards Board (IASB) published a Memorandum of Understanding, which has served as the foundation of the Board’s efforts to a common set of high quality global accounting standards. Consistent with the Memorandum of Understanding and the Board’s commitment to achieving the goal, the amendments in this Update are the result of the work by the FASB and the IASB to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. The adoption of this guidance had no impact on our consolidated financial position or results of operations.

In May 2011, FASB issued an amendment (ASU No. 2011-05) to Comprehensive Income (ASC Topic 220). The amendment require that all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. The Company had adopted this guidance to our consolidated financial statements as of and for the year ended December 31, 2011.

In September 2011, FASB issued an amendment (ASU No. 2011-08) to Intangibles–Goodwill and Other (ASC Topic 350). The amendments in the Update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit, as described in paragraph 350-20-35-4. If the carrying amount of a reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test to measure the amount of the impairment loss, if any, as described in paragraph 350-20-35-9. The Company had adopted this guidance to our consolidated financial statements as of and for the year ended December 31, 2011.

In December 2011, FASB issued an Update (ASU No. 2011-10) to Property, Plant, and Equipment (ASC Topic 360). Under the amendments in this Update, when a parent (reporting entity) ceases to have a controlling financial interest (as described in Subtopic 810-10) in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt, the reporting entity should apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize the in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. That is, even if the reporting entity ceases to have a controlling financial interest under Subtopic 810-10, the reporting entity would continue to include the real estate, debt, and the results of the subsidiary’s operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt. The adoption of this guidance had no impact on our consolidated financial position or results of operations.

In December 2011, FASB issued an Update (ASU No. 2011-11) to Balance Sheet (ASC Topic 210) regarding disclosures about offsetting assets and liabilities. Pursuant to this Update, entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. The adoption of this guidance had no impact on our consolidated financial position or results of operations.

DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
NOTE 3.	DISCONTINUED OPERATIONS

On December 20, 2011, Detian Yu terminated its control over the VIE Group (see Note 2). The results of the VIE Group have been presented as a discontinued operation in the consolidated statements of operations. Selected operating results for the discontinued business are presented in the following tables:

	For The Years Ended
	December 31,
	2011	2010
Net revenue	$15,276,475	$4,000,749
Cost of goods sold	(12,256,832)	(3,671,177)
Selling, general, and administrative expenses	(8,251,364)	(1,341,563)
Interest (expense) income, net	5,478	65
Other income, net	37,371	5,770
Loss before income taxes	(5,188,872)	(1,006,156)
Income taxes benefits	1,297,042	249,676
Net loss	$(3,891,830)	$(756,480)

The net assets distributed as of December 20, 2011 were as follows:

December 20, 2011
Cash & cash equivalents	$86,678
Inventory, net	606,300
Accounts receivable, net	4,001,821
Advance to suppliers	157,650
Prepaid expenses	664,081
All other current assets	4,858,057
Current assets	10,374,587
Property, plant, and equipment, net	3,094,778
Goodwill	1,103,309
All other assets	766,947
Non-current assets	4,965,034
Accounts payable	773,141
Advance from customer	2,499,636
Accrued expenses	724,918
Other payables	4,510,067
Due to Related Party	8,319,191
All other current liabilities	271,321
Current liabilities	$17,098,274

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 4.	ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	December 31,	December 31,
	2011	2010
Accounts receivable	$36,167,136	$11,160,959
Less: Allowance for doubtful accounts	-	-
Accounts receivable, net	$36,167,136	$11,160,959

INVENTORY	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 5.	INVENTORY

Inventory consisted of the following:

	December 31,	December 31,
	2011	2010
Raw materials	$8,108,503	$784,825
Work in process	1,971	383,960
Finished goods	12,109,353	15,316,045
Supplies	94,263	57,169
Total Inventory	$20,314,090	$16,541,999

PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
Prepaid Expenses Disclosure [Abstract]
Prepaid Expenses Disclosure [Text Block]
NOTE 6.	PREPAID EXPENSES

Prepaid expenses consisted of the following:

	December 31,	December 31,
	2011	2010
Deductible value-added taxes (VAT)	$92,531	$1,250,205
Prepaid rent	88,889	52,904
Prepaid bank loan guarantee fee	83,899	-
Prepaid other expenses	79,842	18,112
Prepaid advertisement	46,376	3,030
Total	$391,537	$1,324,251

ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2011
Assets Held For Sale [Abstract]
Assets Held For Sale [Text Block]
NOTE 7.	ASSETS HELD FOR SALE

Assets held for sale represent the cost of timber, timberland and farmland (collectively the “timberland) amounted to RMB 10.3 million ($1.6 million), which management assessed approximating its fair value. The company exchanged the timberland for an office building with paying cash consideration of RMB 7.2 million ($1.1 million) for the variance between the fair values of the office building and the timberland on March 19, 2012. The cost of the timberland was reclassified from other assets to assets held for sale in the consolidated balance sheets as of December 31, 2011.

According to government regulations of the PRC, the PRC Government owned the timber land as of December 31, 2011. The Company leased and obtained a certificate of right to use farmland of approximately 1,605 acres (or 10,032 mu) for the period from August 2005 to December 2031. For the same farmland, the Company obtained a certificate of the right to timber and 896 acres (or 5,600 mu) of timberland for the period from August 2006 to August 2028. Timber mainly includes pine trees and poplar trees. These timber, timberland and farmland were not for operating use or intended for sale as merchandise. Based on management’s assessment, there was no impairment as of and for the years ended December 31, 2011 and 2010, or as of the date of exchange.

PROPERTY, PLANT, AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property Plant and Equipment Excluding Construction In Progress Disclosure [Abstract]
Property Plant and Equipment Excluding Construction In Progress Disclosure [Text Block]
NOTE 8.	PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment consisted of the following:

	December 31,	December 31,
	2011	2010
Automobiles	$896,648	$840,873
Buildings	9,593,679	1,659,116
Office equipment	408,203	360,841
Machinery and equipment	2,954,783	2,620,243
Furniture and fixtures	605,705	33,479
Total cost	14,459,018	5,514,552
Less: Accumulated depreciation	(2,103,072)	(1,227,180)
Property, plant, and equipment, net	$12,355,946	$4,287,372

The buildings owned by the Company located in Jinzhong, Shanxi Province, China are used for production, warehousing and offices for our grains business. The building structure of warehouses and office located in Shanzhuangtou under the title of Jinzhong Deyu is mainly constructed of light steel and bricks. At the same area, the Company acquired buildings of RMB 11.8 million ($1.9 million) on December 27, 2011, of which depreciation commenced in January 2011.

The construction of a warehousing, processing, and logistics center of Jinzhong Yongcheng (the “Yongcheng Plant”) was completed in June 2011. Cost of the six (6) warehouses (total 9,525 square meters), one office building (3,860 square meters), and a processing center with five (5) cylinder storages in the amount of RMB 30.1 million ($4.8 million) of the Yongcheng Plant was reclassified from Construction-in-Progress to Property, Plant and Equipment as reported on the consolidated balance sheet as of December 31, 2011. Also due to the construction completion, cost of the land use rights in the amount of RMB 15 million ($2.4 million) of the Yongcheng Plant was reclassified from Construction-in-Progress to Intangible Assets as reported on the consolidated balance sheet as of December 31, 2011 (see Note 9). Depreciation of the warehouses, office building, and processing center commenced in July 2011.

Depreciation expense from continuing operations for the year ended December 31, 2011 and 2010 was $794,853 and $489,379, respectively.

CONSTRUCTION-IN-PROGRESS	12 Months Ended
Dec. 31, 2011
Construction In Progress Disclosure [Abstract]
Construction In Progress Disclosure [Text Block]
NOTE 9.	CONSTRUCTION-IN-PROGRESS

Construction-in-progress consisted of the following:

	December 31,	December 31,
	2011	2010
Construction of Jinzhong corn processing and storage center	$-	$6,732,189
Total cost	$-	$6,732,189

The Jinzhong processing and storage center and Jinzhong factory heating system located in Jinzhong City, Shanxi Province, PRC are completed and transferred to fixed assets in June 2011 (see Note 8).

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 10.	INTANGIBLE ASSETS

Intangible assets consisted of the following:

	December 31,	December 31,
	2011	2010
Software-ERP System and B2C platform	$1,032,746	$-
Land use rights	9,808,497	-
Less: Accumulated amortization	(189,399)	-
Total	$10,651,844	$-

According to government regulations of the PRC, the PRC Government owns all land. The Company leases and obtains a certificate of right to use the industrial land of 11,667 square meters with the PRC Government in Jingzhong, Shanxi Province where Jinzhong Deyu’s buildings and production facility are located at. The term of the right is four to five years and renewed upon expiration. The right was fully amortized as of December 31, 2010 using the straight-line method. The term of the right was for the period from March 14, 2007 to March 14, 2011. The Company has been in the process of renewing the land use right certificate since the expiration date. According to a Certification issued by the Jinzhong Municipal Bureau of Land and Resources on March 30, 2011, Jinzhong Deyu holds the legal title of the land use rights during the period of the renewal process.

The construction of a warehousing, processing, and logistics center of Jinzhong Yongcheng (the “Yongcheng Plant”) was completed in June 2011. Cost of the six (6) warehouses (total 9,525 square meters), one office building (3,860 square meters), and a processing center with five (5) cylinder storages in the amount of RMB 30.1 million ($4.8 million) of the Yongcheng Plant was reclassified from Construction-in-Progress to Property, Plant and Equipment upon the construction completion as of June 30, 2011 (see Note 8). Cost of the land use rights in the amount of RMB 15 million ($2.4 million) of the Yongcheng Plant was reclassified from Construction-in-Progress to Intangible Assets upon the construction completion and as reported on the consolidated balance sheet as of December 31, 2011. The industrial land underlying the certificate of the land use rights is 46,860 square meters under the title of Jinzhong Deyu. The term of the rights is fifty (50) years starting from November 26, 2010 to November 25, 2060. The amortization of the land use right was commenced in July, 2011using the straight-line method over 49.40 years.

On September 30, 2010 and December 20, 2010, we entered into Farmland Transfer Agreements with Shanxi Jinbei Plant Technology Co., Ltd. for the transfer of land use rights (the “Rights”) consisting of 53,000 mu (equivalent to 8,731 acres) and 52,337 mu (equivalent to 8,615 acres), respectively. We paid RMB 19,415,000 (approximately $2,900,000) and RMB 27,221,000 (approximately $4,066,000) in September 30, 2010 and December 20, 2010, respectively. The variance in the balance denominated in US Dollars as of September 30, 2011 was the effect of foreign currency translation. Pursuant to the agreement and the terms of the original land use right certificates, the Rights will continue for 43 years (on average). The land will be used for agricultural planting of corn and grains. We obtained land use rights certificates dated September 6, 2011 evidencing our ownership of those land use rights. The terms of the rights stated on the certificates averaged 38.39 years, based on which we commenced the amortization of these land use rights from September, 2011.

Amortization expense of the continuing operations for the year ended December 31, 2011 was $184,444.

OTHER ASSETS	12 Months Ended
Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets Disclosure [Text Block]
NOTE 11.	OTHER ASSETS

Other assets consisted of the following:

	December 31,	December 31,
	2011	2010
Net deferred tax assets - noncurrent	$648,759	$749,250
Timber, timberland, and farmland use rights	78,776	1,558,479
Prepaid for acquisition of land use rights	-	7,066,061
Installment payment for ERP system	-	984,848
Others	-	35,608
Total	$727,535	$10,394,246

The cost of timber, timberland and farmland amounted to RMB 10.3 million ($1.6 million) as of December 31, 2010 was reclassified to assets held for sale as of December 31, 2011 (see Note 7).

SHORT-TERM LOAN	12 Months Ended
Dec. 31, 2011
Short Term Loan [Abstract]
Short-Term Loan [Text Block]
NOTE 12.	SHORT-TERM LOAN

Short-term loan consisted of the following:

	December 31, 2011	December 31, 2010
Bank loan payable to Bank of Communications, bearing interest at a floating rate of prime rate plus 30% of prime rate, of which prime rate was based on one-year loan interest rate released by The People's Bank of China. The actual interest rate as of December 31, 2011 was 8.5280%. The term of the loan started from May 10, 2011 with maturity date on May 9, 2012. The loan was obtained by Detain Yu and guaranteed by Zhongyuan Guoxin Credit Guarantee Co., Ltd., Wenjun Tian and Jianming Hao for a period of one year starting from May 10, 2011. Wenjun Tian and Jianming Hao for a period of one year starting from May 10, 2011.	$7,944,200	$-

Bank loan payable to China Merchants Bank Beijing Dongzhimen subbranch, bearing interest at a floating rate of prime rate plus 20% of prime rate, of which prime rate was based on one-year loan interest rate released by The People's Bank of China. The actual interest rate as of December 31, 2011 was 7.8720%. The term of the loan started from November 30, 2011 with maturity date on November 29, 2012. The loan was obtained by Detain Yu and guaranteed by China Agriculture Credit Guarantee Co., Ltd. for a period of one year starting from November 30, 2011.	2,121,101	-

Bank loan payable to Jinzhong City Yuci District Rural Credit Union Co., Ltd, bearing interest at a floating rate of prime rate plus 130% of prime rate, of which prime rate was based on six-month to one-year loan interest rate released by The People's Bank of China. The actual interest rate as of December 31, 2011 was 15.084%. The term of the loan started from August 8, 2011 with maturity date on August 7, 2012. The loan was obtained by Jinzhong Deyu and guaranteed by Jinzhong Juntai Automotive Parts Manufacturing Co., Ltd., for a period of two years starting from August 7, 2012.	1,588,840	-

Bank loan payable to Jinzhong City Yuci District Rural Credit Union Co., Ltd., bearing interest at a floating rate of prime rate plus 130% of prime rate, of which prime rate was based on six-month to one-year loan interest rate released by The People's Bank of China. The actual interest rate as of December 31, 2011 was 15.084%. The term of the loan started from August 9, 2011 with maturity date on August 7, 2012. The loan was obtained by Jinzhong Yongcheng and guaranteed by Yuci Jinmao Food Processing Factory, for a period of two years starting from August 7, 2012.	1,350,514	-

Bank loan payable to Jinzhong City Yuci District Rural Credit Union Co., Ltd., bearing interest at a floating rate of prime rate plus 130% of prime rate, of which prime rate was based on six-month to one-year loan interest rate released by The People's Bank of China. The actual interest rate as of December 31, 2011 was 15.084%. The term of the loan started from August 9, 2011 with maturity date on August 7, 2012. The loan was obtained by Jinzhong Yuliang and guaranteed by Yuci Jinmao Food Processing Factory, for a period of two years starting from August 7, 2012.	1,350,514	-

Loan payable to Hangzhou TianCi Investment Management Co., Ltd., an unrelated party. The loan was unsecured, bearing no interest and no due date was specified.	58,311	55,606

Bank loan payable to Jinzhong Economic Development District Rural Credit Union, bearing interest at a floating rate of prime rate plus 129.83% of prime rate, of which prime rate was based on six-month to one-year loan interest rate released by The People's Bank of China. The loan was due March 8, 2011. The use of proceeds from the loan is for purchase of raw materials. The loan was obtained by Jinzhong Yuliang and guaranteed by Jinzhong Deyu for a period of two years starting from January 13, 2010. In January 2011, the Company entered into an agreement with the bank for an extension of the loan. The new term is from February 1, 2011 to October 1, 2011. The adjustable interest rate is a rate per annum equal to the Prime Rate plus 117.23 percentage points of prime rate. The prime rate is based on one- to three-year loan interest rate released by The People's Bank of China. Jinzhong Deyu continues to provide guarantees on the loan for a period of two years starting from October 1, 2011. This loan was paid off on May 11, 2011.	-	1,287,879

Bank loan payable to Shanxi Province Rural Credit Union, bearing interest at a floating rate of prime rate plus 107.00% of prime rate, of which prime rate was based on six-month-to-one-year loan interest rate released by The People's Bank of China and due January 13, 2011. The use of proceeds from the loan is restricted for purchase of corns. The loan was obtained by Jinzhong Yongcheng and guaranteed by Jinzhong Deyu and Jinzhong Yuliang for a period of two years starting from January 13, 2011. In January 2011, the Company entered into an agreement with bank with an extension for the bank loan. The new term of bank loan is from January 14, 2011 to June 11, 2011. The adjustable interest rate is a rate per annum equal to the Prime Rate plus 107 percentage points of prime rate. The prime rate is based one-to-three-year loan interest rate released by The People's Bank of China. Jinzhong Deyu and Jinzhong Yuliang remain providing guarantees on the loan for a period of two years starting from June 11, 2011. This loan was paid off on May 11, 2011.	-	1,287,879

Total	$14,413,480	$2,631,364

NOTES PAYABLE	12 Months Ended
Dec. 31, 2011
Note Payable [Abstract]
Notes Payable [Text Block]

NOTE 13. NOTES PAYABLE

Notes payable consisted of the following:

	December 31,	December 31,
	2011	2010
Bank notes payable to Jinzhong Haida Nongyi Trading Co., Ltd. issued by Bank of Communication at Beijing Gongzhifen branch, bearing no interest and no finance charge.This note is for August 17, 2011 through February 17, 2012.The note was obtained and issued by Detian Yu Biotechnology (Beijing) Co., Ltd. The note was paid off on March 7, 2012.	$1,588,840	$-

Total	$1,588,840	$-

ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 14.	ACCRUED EXPENSES

Accrued expenses consisted of the following:

	December 31,	December 31,
	2011	2010
Accrued VAT and other taxes	$412,437	$877,112
Accrued payroll	266,983	272,587
Others	469,785	141,528
Total	$1,149,205	$1,291,227

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 15.	INCOME TAXES

United States

The Company is incorporated in the United States of America and is subject to the U.S. federal and state taxation.  No provision for income taxes have been made as the Company has no taxable income in the U.S..  The applicable income tax rate for the Company for the years ended December 31, 2011 and 2010 was 34%.  No tax benefit has been realized since a 100% valuation allowance has offset deferred tax asset resulting from the net operating losses.

British Virgin Islands

City Zone, a wholly-owned subsidiary of the Company, is incorporated in the British Virgin Islands (“BVI”) and, under the current laws of the BVI, is not subject to income taxes.

Hong Kong

Most Smart, a wholly-owned subsidiary of the Company, is incorporated in Hong Kong.  Most Smart is subject to Hong Kong taxation on its activities conducted in Hong Kong and income arising in or derived from Hong Kong.  No provision for income taxes have been made as Most Smart has no taxable income in Hong Kong.

People’s Republic of China (PRC)

Under the Enterprise Income Tax (“EIT”) Law of the PRC, the standard EIT rate is 25%. The PRC subsidiaries of the Company are subject to PRC income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which they operate. According to the Tax Pronouncement [2008] No. 149 issued by the State Administration of Tax of the PRC, the preliminary processing industry of agricultural products is entitled to EIT exemption starting January 1, 2008. Three of the Company’s wholly-owned subsidiaries located in the Shanxi Province, China, including Jinzhong Deyu, Jinzhong Yongcheng, and Jinzhong Yuliang are subject to the EIT exemption. All other subsidiaries and consolidated VIEs are subject to the 25% EIT rate.

The provision for income taxes from continuing operations on income consists of the following for the years ended December 31, 2011 and 2010:

	For the Years Ended
	Ended
	December 31,
	2011	2010
Current income tax expense (benefit)
U.S	$-	$-
PRC	-	-
Total current expense (benefit)	$-	$-

Deferred income tax expense (benefit)
U.S	$-	$-
PRC	(1,112,658)	(1,163,461)
Less: Income tax benefit attributable to discontinued operations	1,297,042	249,676
Income tax expense (benefit) attributable to continuing operations	$184,384	$(913,785)

The following is a reconciliation of the statutory tax rate to the effective tax rate of the continuing operations for the years ended December 31, 2011 and 2010:

	For The Years Ended
	December 31,
	2011	2010
Expected U.S. income tax expense	34.0%	34.0%
Increase (decrease) in taxes resulting from:
Tax-exempt income	-39.0%	-48.6%
Foreign tax differential	0.9%	2.8%
Change in valuation allowance	5.6%	2.9%
Intercompany elimination	-0.6%	0.9%
Other	-	0.2%
Income tax benefit attributable to continuing operations	0.9%	-7.8%

Significant components of the Company’s net deferred tax assets as of December 31, 2011 and 2010 are presented in the following table:

	December 31,	December 31,
	2011	2010
Deferred tax assets
Net operating loss carryforwards (NOL)	$2,255,365	$1,458,421
Share-based compensation	351,203	197,126
Gross deferred tax assets	2,606,568	1,655,547
Less: Valuation allowance	(1,813,056)	(466,649)
Total deferred tax assets, net	$793,512	$1,188,898

NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 16.	NET INCOME PER SHARE

Reconciliation of the basic and diluted net income per share was as follows:

	Amounts	Shares	Per Share
	(Numerator)	(Denominator)	Amount
For the year ended December 31, 2011:
Net income from continuing operations attributable to common stockholders - basic	$20,126,017	10,522,432	$1.91
Preferred dividends applicable to convertible preferred stocks	427,917	1,974,732
Net income from continuing operations attributable to common stockholders - diluted	$20,553,934	12,497,164	$1.64

Net income attributable to common stockholders - basic	$17,335,442	10,522,432	$1.64
Preferred dividends applicable to convertible preferred stocks	427,917	1,974,732
Net income attributable to common stockholders - diluted	$17,763,359	12,497,164	$1.42

For the year ended December 31, 2010:
Net income from continuing operations attributable to common stockholders - basic	$12,258,733	8,445,880	$1.45
Preferred dividends applicable to convertible preferred stocks	327,721	1,803,161
Net income from continuing operations attributable to common stockholders - diluted	$12,586,454	10,249,041	$1.23

Net income attributable to common stockholders - basic	$11,502,253	8,445,880	$1.36
Preferred dividends applicable to convertible preferred stocks	327,721	1,803,161
Net income attributable to common stockholders - diluted	$11,829,974	10,249,041	$1.16

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
NOTE 17.	SHAREHOLDERS’ EQUITY

Reverse Acquisition and Private Placement

On April 27, 2010, we completed the acquisition of City Zone by means of a share exchange.  Simultaneously with the acquisition, we completed a private placement for gross proceeds of $8,211,166 from the sale of our securities to accredited investors at $4.40 per unit, with each “Unit” consisting of one share of Series A Convertible Preferred Stock, and a warrant to purchase 0.4 shares of common stock with an exercise price of $5.06 per share.

On April 27, 2010, the (the “Closing Date”), we entered into a Share Exchange Agreement (“Exchange Agreement”) by and among (i) City Zone, (ii) City Zone’s shareholders, (iii) us, and (iv) our principal stockholders.  Pursuant to the terms of the Exchange Agreement, Expert Venture Limited, a company organized under the laws of the British Virgin Islands (“Expert Venture”) and the other City Zone shareholders will transfer to us all of the shares of City Zone in exchange for the issuance of 8,736,932 shares of our common stock as set forth in the Exchange Agreement, so that Expert Venture and other minority shareholders of City Zone shall own at least a majority of our outstanding shares (the “Share Exchange”).

Our directors approved the Exchange Agreement and the transactions contemplated thereby.  The directors of City Zone also approved the Exchange Agreement and the transactions contemplated thereby.

As a result of the Exchange Agreement effective April 27, 2010, we acquired 100% of the equity interest of City Zone, the business and operations of which now constitutes our primary business and operations through its wholly-owned PRC subsidiaries.  Specifically, as a result of the Exchange Agreement:

•	We issued 8,736,932 shares of our common stock to the City Zone Shareholders;
•	The ownership position of our shareholders who were holders of common stock immediately prior to the Exchange Agreement changed from 100% to 9.5% (fully diluted) of our outstanding shares; and
•	City Zone Shareholders were issued our common stock constituting approximately 65.71% of our fully diluted outstanding shares.

Immediately after the Share Exchange, we entered into a securities purchase agreement (the “Purchase Agreement”) with certain accredited investors (the “Investors”) for the issuance and sale in a private placement of 1,866,174 Units, consisting of 1,866,174 shares of our Series A Convertible Preferred Stock, par value $0.001 per share (the “Investor Shares”) and Series A Warrants to purchase up to 746,479 shares of our Common Stock (the “Warrants”), for aggregate gross proceeds of $8,211,166 (the “Private Placement”).  In connection with the Private Placement, we also entered into a registration rights agreement (the “Registration Rights Agreement”) with the Investors, in which we agreed to file a registration statement (the “Registration Statement”) with the Securities and Exchange Commission (the “SEC”) to register for resale the Investor Shares, within 60 calendar days of the Closing Date of the Private Placement, and use our best efforts to have the Registration Statement declared effective within 180 calendar days of the Closing Date of the Private Placement.  We will pay monthly liquidated damages in cash to each Investor of 0.5% of the dollar amount of the purchase price of the Investor Shares, on a pro rata basis, for each 30 day period the Registration Statement is not declared effective, up to a maximum of 8% of the purchase price.  However, no liquidated damages shall be paid with respect to any shares that we are not permitted to include in the Registration Statement due to the SEC’s application of Rule 415.  On October 21, 2010, the SEC declared our Form S-1 effective.

 In connection with the Private Placement, Maxim Group, LLC acted as our financial advisor and placement agent (the “Placement Agent”).  Maxim received a cash fee equal to 7% of the gross proceeds of the Private Placement.  Maxim also received warrants to purchase 171,911 shares of our Common Stock at a price per share of $5.06 (the “Placement Agent Warrants”).  Pursuant to the Original Placement Agreement entered into by Detian Yu on January 27, 2010 with the Placement Agent (the “ Original Placement Agreement”), we engaged the Placement Agent to act as the exclusive agent to sell the Units in this Offering on a “commercially reasonable efforts basis.”  The Placement Agent received cash fees equal to 7% of our gross proceeds received in connection with an equity financing and a cash corporate finance fee equally to 1% of our gross proceeds raised in the Offering, payable at the time of each Closing; five (5) year warrants to purchase that number of Series A Preferred Shares and Shares equal to 5% of the aggregate number of Series A Preferred Shares and Shares underlying the Units issued pursuant to this Offering; and a non-refundable cash retainer (or restricted shares) of $25,000 payable upon the execution of the retainer agreement.  We also agreed to pay for all of the reasonable expenses the Placement Agent incurred in connection with the Offering.

On May 10, 2010, we closed on the second and final round (the “Final Closing”) of the private placement offering for the issuance and sale of 589,689 Units, consisting of 589,689 shares of Series A Convertible Preferred Stock and 235,883 five-year Series A Warrants with an exercise price of $5.06 per share, to certain accredited investors (the “Investors”) for total gross proceeds of $2,594,607.

We raised an aggregate amount of $10,805,750 in the Offering.  As of the Final Closing, we had 9,999,999 shares of common stock issued and outstanding.  In connection with the offering, we issued a total of 2,455,863 shares of Series A Convertible Preferred Shares and 982,362 Series A Warrants to the investors.  Additionally, the Placement Agent received 171,911 warrants.

Make Good Escrow Agreement

We also entered into a make good escrow agreement with the Investors (the “Securities Escrow Agreement”), pursuant to which the City Zone Shareholders placed a number of shares of Common Stock equal to 100% of the number of shares of Common Stock underlying the Investor Shares, which were initially convertible into 1,866,174 shares of Common Stock (the “Escrow Shares”) in an escrow account.  The Escrow Shares were being held as security in the event we did not achieve $11 million in audited net income for the fiscal year 2010 (the “2010 Performance Threshold”) and $15 million in audited net income for the fiscal year 2011 (the “2011 Performance Threshold”).  If we achieved the 2010 Performance Threshold and the 2011 Performance Threshold, the Escrow Shares would be released back to the City Zone Shareholders.  If either the 2010 Performance Threshold or 2011 Performance Threshold was not achieved, an aggregate number of Escrow Shares (such number to be determined by the formula set forth in the Securities Escrow Agreement) would be distributed to the Investors, based upon the number of Investor Shares (on an as-converted basis) purchased in the Private Placement and still beneficially owned by such Investor, or such successor, assign or transferee, at such time.  If any Investor transfers Investor Shares purchased pursuant to the Purchase Agreement, the rights to the Escrow Shares shall similarly transfer to such transferee, with no further action required by the Investor, the transferee or us.

Common Stock

As of the Final Closing, we had 9,999,999 shares of common stock issued and outstanding. Between the Final Closing date to December 31, 2011, an aggregate of 524,775 shares of Series A Preferred were converted to 524,775 common stocks. For the year ended December 31, 2011, an aggregate of 40,000 common stocks were issued for investor relations services, valued at the market price of the Company’s common stock at the time of issuance, or $78,000 in total, and charged to operating expenses. As of December 31, 2011, total number of common stock issued and outstanding was 10,564,774 shares.

Series A Convertible Preferred Stock

The holders of Series A Convertible Preferred Shares (“Series A Preferred”) will be entitled to receive, cumulative dividends in preference to the holders of Common Stock at an annual rate of 5% of the applicable per Series A Preferred original purchase price (the “Dividend Preference” and the “Dividends”).  If, after the Dividend Preference has been fully paid or declared and set apart, the Company shall make any additional distributions, then the holders of Series A Preferred shall participate with the holders of common stock on an as-converted basis with respect to such distributions.  Dividends will be payable in cash or stock, at the Company’s option.

Upon any liquidation, dissolution or winding up of the Company, the holders of Series A Preferred will be entitled to receive, out of the assets of the Company available for distribution to its stockholders, an amount equal to $4.40 per share (the amount, the “Liquidation Preference Amount”), before any payment shall be made or any assets distributed to the holders of the common stock (the “Liquidation Preference”).

Each holder of Series A Preferred will have the right, at the option of the holder at any time on or after the issuance of the Series A Preferred, without the payment of additional consideration, to convert Series A Preferred into a number of fully paid and nonassessable shares of common stock equal to: (i) the Liquidation Preference Amount of such share divided by (ii) the Conversion Price in effect as of the date of the conversion.

For a period of two (2) years following the issuance of the Series A Preferred, the conversion price of Series A Preferred will be subject to adjustment for issuances of common stock (or securities convertible or exchangeable into shares of Common Stock) at a purchase price less than the conversion price of the Series A Preferred.   The Series A Preferred Stock does not contain any repurchase or redemption rights.

Current accounting standards require that we evaluate the terms and conditions of convertible preferred stock to determine (i) if the nature of the hybrid financial instrument, based upon its economic risks, is more akin to an equity contract or a debt contract for purposes of establishing classification of the embedded conversion feature and (ii) the classification of the host or hybrid financial instrument.  Based upon a review of the terms and conditions of the Series A Preferred, the Company has concluded that the financial instrument is more akin to an equity financial instrument.  The major consideration underlying this conclusion is that the Series A Preferred is a perpetual financial instrument with no stated maturity or redemption date, or other redemption that is not within the Company’s control.  Other considerations in support of the equity conclusion included the voting rights and conversion feature into common shares.  While the cumulative dividend feature may, in some instances, be likened to a debt-type coupon, the absence of a stated maturity date was determined to establish the cumulative dividend as a residual return, which does not obviate the equity nature of the financial instrument.  Further, there are no cash redemption features that are not within the control of our management.  As a result, classification in stockholders’ equity is appropriate for the Series A Preferred.

As of December 31, 2011, an aggregate of 524,775 shares of Series A Preferred were converted to common stocks. On July 29, 2011, 66,739 shares of Series A Preferred were issued as dividends to the shareholders of Series A Preferred. As of December 31, 2011, total number of Series A Preferred Shares issued and outstanding was 1,997,467 shares.

For the year ended December 31, 2011, the Company recorded $427,917 preferred dividend expense, of which $212,420 was distributed in 66,739 shares of Series A Preferred on July 29, 2011, valued approximating to their fair value at the time of issuance. The remaining $219,712 was accrued as preferred dividend payable on the consolidated balance sheet as of December 31, 2011.

For the year ended December 31, 2010, the Company recorded $327,721 preferred dividend expense, of which $96,051 was distributed in cash on July 22, 2010 and the remaining $231,670 was accrued as preferred dividend payable on the consolidated balance sheet as of December 31, 2010.  The distribution of $231,670 preferred dividend was made on January 28, 2011.

Series A Warrants

The warrants issued to the investors and placement agent have strike prices of $5.06 and $4.84, respectively, and expire in five years.  The strike prices are subject to adjustment only for changes in our capital structure, but allow for cashless exercise under a formula that limits the aggregate issuable common shares.  There are no redemption features embodied in the warrants and they have met the conditions provided in current accounting standards for equity classification.

There were 982,362 Series A Warrants sold together with the Series A Preferred to the investors, which:

(a)	entitle the holder to purchase 1 shares of Common Stock;
(b)	are exercisable at any time after consummation of the transactions contemplated by the Securities Purchase Agreement and shall expire on the date that is five years following the original issuance date of the Series A Warrants;
(c)	are exercisable, in whole or in part, at an exercise price of $5.06 per share of Common Stock; and
(d)	are exercisable only for cash (except that there will be a cashless exercise option if, after twelve months from the Issue Date, (i) the Per Share Market Value of one share of Common Stock is greater than the Warrant Price (at the date of calculation) and (ii) a registration statement under the Securities Act providing for the resale of the Common Stock issuable upon exercise of Warrant Shares is not in effect, in lieu of exercising this Warrant by payment of cash).

Aggregate gross proceeds from the two closing events amounted to $10,805,750.  Direct financing costs totaled $1,742,993 of which $1,555,627 was paid in cash and the balance of $187,366 represents the fair value of warrants linked to 171,911 shares of our common stock that were issued to a placement agent.  The proceeds and the related direct financing costs were allocated to the Series A Preferred and the warrants (classified in paid-in capital) based upon their relative fair values.  The following table summarizes the components of the allocation:

	Series A Preferred	Paid-in Capital Warrants	Total
Fair values of financial instruments	$10,248,092	$1,039,978	$11,288,070

Gross proceeds	$9,810,227	$995,523	$10,805,750
Direct financing costs	(1,581,550)	(161,443)	(1,742,993)
Fair value of placement agent warrants	-	187,366	187,366
	$8,228,677	$1,021,446	$9,250,123

Fair value considerations:

Our accounting for the sale of Series A Preferred and warrants, and the issuance of warrants to the Placement Agent required the estimation of fair values of the financial instruments on the financing inception date.  The development of fair values of financial instruments requires the selection of appropriate methodologies and the estimation of often subjective assumptions.  We selected the valuation techniques based upon consideration of the types of assumptions that market participants would likely consider in exchanging the financial instruments in market transactions.  The Series A Preferred was valued based upon a common stock equivalent method, enhanced by the cumulative dividend feature.  The dividend feature was valued as the estimated cash flows of the dividends discounted to present value using an estimated weighted average cost of capital.  The warrants were valued using a Black-Scholes-Merton Valuation Technique because it embodies all of the requisite assumptions (including trading volatility, estimated terms and risk free rates) necessary to fair value these instruments.

 These fair values were necessary to develop relative fair value calculation for allocations of certain elements of the financing arrangement, principally proceeds and the related direct financing costs.  The following tables reflect assumptions used to determine the fair value of the Series A Preferred stock:

	Fair Value Hierarchy Level	Series A Preferred April 27, 2010	Series A Preferred May 10, 2010
Indexed common shares		1,866,174	589,689

Components of fair value:
Common stock equivalent value		$6,631,403	$2,083,094
Dividend feature		659,821	209,439
		$7,791,224	$2,292,533

Significant assumptions:
Common stock price	3	3.55	3.53
Horizon for dividend cash flow projection	3	2.00	2.00
Weighted average cost of capital ("WACC")	3	15.91%	15.55%

Fair value hierarchy of the above assumptions can be categorized as follows:

(1)	Level 1 inputs are quoted prices in active markets for identical assets and liabilities, or derived there from. There were no level 1 inputs.

(2)	Level 2 inputs are significant other observable inputs. There were no level 2 inputs.

(3)	Level 3 inputs are unobservable inputs. Inputs for which any parts are level 3 inputs are classified as level 3 in their entirety.

●	Stock price- Given that management did not believe our trading market price was indicative of the fair value of our common stock at the measurement date, the common stock price value was derived implicitly from an iterative process based upon the assumption that the consideration of the Private Placement was the result of an arm’s length transaction. The Private Placement was composed of Series A Preferred Stock and Series A Warrants which were both indexed to our common stock; accordingly, we used an iterative process to determine the value of our common stock in order for the fair value of the Series A Preferred and Series A Warrants to equal the amount of consideration received in the Private Placement.

●	Dividend horizon- We estimated the horizon for dividend payment at 2 years.

●	WACC- The rates utilized to discount the cumulative dividend cash flows to their present values were based on a weighted average cost of capital of 18.94% and 18.60%, as of April 27, 2010 and May 10, 2010, respectively. This discount rate was determined after consideration of the rate of return on debt capital and equity that typical investors would require in an investment in companies similar in size and operating in similar markets as Deyu Agriculture Corporation. The cost of equity was determined using a build-up method which begins with a risk free rate and adds expected risk premiums designed to reflect the additional risk of the investment. Additional premiums or discounts related specifically to us and the industry are also added or subtracted to arrive at the final cost of equity rate. The cost of debt was determined based upon available financing terms.

●	Significant inputs and assumptions underlying the model calculations related to the warrant valuations are as follows:

The following tables reflect assumptions used to determine the fair value of the Warrants:

		April 27, 2010		May 10, 2010
	Fair Value Hierarchy Level	Investor warrants	Agent warrants	Investor warrants	Agent Warrants

Indexed shares		746,479	130,632	235,883	41,279
Exercise price		5.06	4.84	5.06	4.84

Significant assumptions:
Stock price	3	3.55	3.55	3.53	3.53
Remaining term	3	5 years	5 years	5 years	5 years
Risk free rate	2	2.39%	2.39%	2.24%	2.24%
Expected volatility	2	45.25%	45.25%	45.47%	45.47%

Fair value hierarchy of the above assumptions can be categorized as follows:

(1)	There were no Level 1 inputs.

(2)	Level 2 inputs include:

●	Risk-free rate- This rate is based on publicly-available yields on zero-coupon Treasury securities with remaining terms to maturity consistent with the remaining contractual term of the warrants

●	Expected volatility- We did not have a historical trading history sufficient to develop an internal volatility rate for use in the model. As a result, we have used a peer approach wherein the historical trading volatilities of certain companies with similar characteristics as ours and who had a sufficient trading history were used as an estimate of our volatility. In developing this model, no one company was weighted more heavily.

(3)	Level 3 inputs include:

●	Stock price- Given that management did not believe our trading market price was indicative of the fair value of our common stock at the measurement date, the stock price was determined implicitly from an iterative process based upon the assumption that the consideration of the Private Placement was the result of an arm’s length transaction.

●	Remaining term- We do not have a history to develop the expected term for our warrants. Accordingly, we have used the contractual remaining term in our calculations.

The following is a summary of the status and activity of warrants outstanding as of December 31, 2010:

Outstanding Warrants
Exercise Price	Number of Warrants	Average Remaining Contractual Life
$5.06	982,362	3.32 years
$4.84	171,911	3.32 years
Total	1,154,273

Number of Warrants
Outstanding as of January 1, 2011	1,154,273
Granted	-
Forfeited	-
Exercised	-
Outstanding as of December 31, 2011	1,154,273

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 18.	SHARE-BASED COMPENSATION

As of December 31, 2011, the Company had one share-based compensation plan as described below.  The compensation cost that had been charged against income for the plan was $428,702 and $549,106 for the years ended December 31, 2011 and 2010 respectively.  The related income tax benefit recognized was $150,046 and $192,187 for the years ended December 31, 2011 and 2010, respectively.  A 100% valuation allowance was assessed against the deferred tax assets derived from such tax benefit as of December 31, 2011 and 2010.

On November 4, 2010, the Company’s Board of Directors approved the Company’s 2010 Share Incentive Plan (the “Plan”).  Under the Plan, 1,000,000 shares of the Company’s common stock shall be allocated to and authorized for use pursuant to the terms of the Plan.  On November 8, 2010, a total of 931,000 non-qualified incentive stock options were approved by our Board of Directors and granted under the Plan, including 851,000 options granted to the Company’s executives and key employees (collectively, “Employees”) and 80,000 options granted to consultants and independent directors of the Board (collectively, “Non-employees”), at an exercise price of $4.40 per share.  On December 15, 2010, 40,000 non-qualified incentive stock options were approved by our Board of Directors and granted under the Plan to a consultant at an exercise price of $4.40 per share.  The option award granted in 2010 shall vest as follows:

(i)	33 1/3% of the option grants be vested one (1) month after the date of grant;
(ii)	33 1/3% of the option grants be vested twelve (12) months after the date of grant; and
(iii)	33 1/3% of the option grants be vested twenty-four (24) months after the date of grant

 The fair value of each option award was estimated on the date of grant using a Black-Scholes option pricing model that uses the assumptions noted in the following table.  The model is based on the assumption that it is possible to set up a perfectly hedged position consisting of owning the shares of stock and selling a call option on the stock.  Any movement in the price of the underlying stock will be offset by an opposite movement in the options value, resulting in no risk to the investor.  This perfect hedge is riskless and, therefore, should yield the riskless rate of return.  As the Black-Scholes option pricing model applies to stocks that do not pay dividends, we made an adjustment developed by Robert Merton to approximate the option value of a dividend-paying stock.  Under this adjustment method, it is assumed that the Company’s stock will generate a constant dividend yield during the remaining life of the options.

The following tables reflect assumptions used to determine the fair value of the option award:

Options granted on November 8, 2010:

Exercisable Period	12/8/2010 - 11/8/2020	11/8/2011 - 11/8/2020	11/8/2012 - 11/8/2020
Risk-free Rate (%)	1.12	1.27	1.46
Expected Lives (years)	5.04	5.50	6.00
Expected Volatility (%)	46.10	44.49	43.04
Expected forfeitures per year (%)	0.00-18.00	0.00-18.00	0.00-18.00
Dividend Yield (%)	0.00	0.00	0.00

Options granted on December 15, 2010:

Exercisable Period	1/15/2011 - 12/15/2020	12/15/2011 - 12/15/2020	12/15/2012 - 12/15/2020
Risk-free Rate (%)	2.15	2.32	2.50
Expected Lives (years)	5.04	5.50	6.00
Expected Volatility (%)	46.15	44.52	43.09
Expected forfeitures per year (%)	0.00	0.00	0.00
Dividend Yield (%)	0.00	0.00	0.00

Fair value hierarchy of the above assumptions can be categorized as follows:

(1)	There were no Level 1 inputs.

(2)	Level 2 inputs include:

●	Risk-free rate- This rate is based on continuous compounding of publicly-available yields on U.S. Treasury securities with remaining terms to maturity consistent with the expected term of the options at the dates of grant.

●	Expected volatility- We did not have a historical trading history sufficient to develop an internal volatility rate for use in the model. As a result, we have used a peer approach wherein the historical trading volatilities of certain companies with similar characteristics as ours and who had a sufficient trading history were used as an estimate of our volatility. In developing this model, no one company was weighted more heavily.

(3)	Level 3 inputs include:

●	Expected lives- The expected lives of options granted were derived from the output of the option valuation model and represented the period of time that options granted are expected to be outstanding.

●	Expected forfeitures per year- The expected forfeitures are estimated at the dates of grant and will be revised in subsequent periods pursuant to actual forfeitures, if significantly different from the previous estimates.

The estimates of fair value from the model are theoretical values of stock options and changes in the assumptions used in the model could result in materially different fair value estimates.  The actual value of the stock options will depend on the market value of the Company’s common stock when the stock options are exercised.

A summary of option activity under the Plan as of December 31, 2011, and changes during the year then ended is presented below:

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term
Outstanding as of January 1, 2011	971,000	$4.40
Granted	-	-
Exercised	-	-
Forfeited	(156,000)	$4.40
Outstanding as of December 31, 2011	815,000	$4.40	4.57 years
Exercisable as of December 31, 2011	543,333	$4.40	4.43 years
Vested and expected to vest *	672,145	$4.40	4.56 years

* Includes vested shares and unvested shares after a forfeiture rate is applied.

A summary of the status of the Company’s unvested shares as of December 31, 2011, and changes during the year ended December 31, 2011, is presented below:

Unvested Shares	Shares	Weighted- Average Grant- Date Fair Value
Unvested as of January 1, 2011	647,334	$1,162,373
Granted	-	-
Vested	(271,667)	(487,814)
Forfeited	(104,000)	(186,746)
Unvested as of December 31, 2011	271,667	$487,813

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 19.	RELATED PARTY TRANSACTIONS

Transactions

	For The Years Ended
	Decmeber 31,

	2011	2010
Sales to Beijing Yilian Gifts Tech. Development Co., Ltd.	$3,250,946	$-
Sales to Tieling Zhongnong Agriculture Technology Development Co., Ltd.	1,114,581	-
Sales to Beijing Doukounianhua Biotechnology Co., Ltd.	21,471	-

Mr. Yongqin Ren, Vice President of the corn division of the Company is the legal representative of Tieling Zhongnong Agriculture Technology Development Co., Ltd. Mr. Jianming Hao, Chief Executive Officer of the Company is the Executive Director of Beijing Yilian Gifts Tech. Development Co., Ltd. Mr. Wenjun Tian, the President and Executive Director of the Company is the Executive Director of Jinshang International Finance Leasing Co., Ltd. The prices in the transactions with related parties were determined according to market price sold to or purchased from third parties.

The company purchased a batch of sunflower seed of RMB 16 million ($2,6 million) from Tieling Zhongnong Agriculture Technology Development Co., Ltd. in June, 2011 and returned the goods at original cost for quality rejection.

Due from related parties

	December 31,	December 31,
	2011	2010

Due from Beijing Yilian Gifts Tech. Development Co., Ltd.	$468,976	$-
Due from Deyufarm Innovation Food (Beijing) Co., Ltd.	89,929	-
Due from Beijing Doukounianhua Biotechnology Co., Ltd.	24,666	-
Due form Jinshang International Finance Leasing Co., Ltd.	3,537	-
Total	$587,108	$-

Due to related parties

	December 31,	December 31,
	2011	2010

Due to Dongsheng International Investment Co., Ltd.	$2,899,633	$-
Due to Mr. Wenjun Tian	2,542,144	-
Due to Deyufarm Innovation Food(Beijing) Co., Ltd.	3,338
Total	$5,445,115	$-

Mr. Wenjun Tian, the President and Executive Director of the Company is also the President and Executive Director of Dongsheng International Investment Co., Ltd. Those advances as of December 31, 2011 and 2010 are unsecured, bear no interest and no due date is specified.

Guarantees

As of December 31, 2011, Zhongyuan Guoxin Credit Guarantee Co., Ltd., China Agriculture Credit Guarantee Co., Ltd., Tian Wenjun and Jianming Hao provided guarantees on short-term loans obtained by Detain Yu. Yuci Jinmao Food Processing Factory of which the legal representative is Junlian Zheng, the wife of Junde Zhang, Vice President of the Company provided guarantees on short-term loans obtained by Jinzhong Yongcheng and Jinzhong Yulian.

As of December 31, 2010, Jinzhong Deyu provided guarantees on short-term loans obtained by Jinzhong Yuliang and Jinzhong Yongcheng. Jinzhong Yuliang also provided guarantees on a short-term loan obtained by Jinzhong Yongcheng.

SEGMENT REPORTING	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 20.	SEGMENT REPORTING

The Company defined reportable segments according to ASC Topic 280. In the fourth quarter of 2011, the management changed the structure of allocating resources and assessing performance of the group. The new three segments were identified primarily based on the structure of allocating resources and assessing performance of the group, including corn division, grain division and bulk trade division. The segment reporting information for the year ended December 31, 2011 was based on these three segments and that for the year ended December 31, 2010 was restated.

The corn division is in the business of purchasing corns from farmers, processing simply and distributing to agricultural product trading companies through wholesale.  The business of grain division is conducted by purchasing of grains from farmers and distributing to wholesalers and supermarkets after processing with our own brand names, including “Deuu” and “Shi-Tie” for certified organic grain products.  The business of bulk trading division is conducted by bulk purchasing and selling of raw grain.

For The Year Ended	Corn	Grain	Bulk Trading
December 31, 2011	Division	Division	Division	Others	Total
Revenues from external customers	$177,723,149	$40,507,527	$43,345,990	$-	$261,576,666
Intersegment revenues	-	-	-	-	-
Interest revenue	33,733	3,867	4,469	90	42,159
Interest expense	(608,337)	(119,835)	(77,429)	-	(805,601)
Net interest (expense) income	(574,604)	(115,968)	(72,960)	90	(763,442)
Depreciation and amortization	479,538	475,854	92	23,813	979,297
Noncontrolling interest	-	-	-	38,673	38,673
Segment net profit (loss)	19,388,742	2,500,612	2,964,146	(4,338,239)	20,515,261

For The Year Ended	Corn	Grain	Bulk Trading
December 31, 2010	Division	Division	Division	Others	Total
Revenues from external customers	$69,516,954	$11,474,912	$4,183,018	$-	$85,174,884
Intersegment revenues	-	-	-	-	-
Interest revenue	4,823	8,283	4,394	5	17,505
Interest expense	(317,142)	(24,413)	-	-	(341,555)
Net interest (expense) income	(312,319)	(16,130)	4,394	5	(324,050)
Depreciation and amortization	(164,598)	(372,597)	63,171	(15,355)	(489,379)
Noncontrolling interest	-	-	-	-	-
Segment net profit (loss)	11,298,781	3,321,566	(255,912)	(1,777,981)	12,586,454

All of our revenues were generated from customers in China.  All long-lived assets are located in China.  The following tables set forth our three major customers in each segment:

	For The Years Ended
	December 31,

Corn Division:	2011	2010
Chengdu Zhengda Co., Ltd.	5.7%	3.7%
Shanxi Pingyao Longhai Industrial Co., Ltd.	3.8%	-
Chengdu Yifenghang Feed Co., Ltd.	3.7%	0.9%
Top Three Customers as % of Total Gross Sales:	13.2%	4.6%

Grain Division:
Beijing Yilian Gifts Tech. Development Co., Ltd.	8.0%	0.1%
Tianjing Haoshoucheng Logestic Co., Ltd.	4.8%	0.9%
Tianjing Hongfuyongsheng Trading Co., Ltd.	4.1%	0.3%
Top Three Customers as % of Total Gross Sales	16.9%	1.3%

Bulk Trading Division:
Tianjin Yimingda Grain Division	28.3%	27.0%
Shanxi Helifeihua Trading Co., Ltd.	8.9%	-
Shanxi Guchuan Food Co., Ltd.	8.3%	-
Top Three Customers as % of Total Gross Sales:	45.5%	27.0%

CONCENTRATION OF CREDIT RISK	12 Months Ended
Dec. 31, 2011
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

NOTE 21.	CONCENTRATION OF CREDIT RISK

As of December 31, 2011 and 2010, all of the Company’s cash balances in bank were maintained within the PRC where no rule or regulation currently in place to provide obligatory insurance for bank deposits in the event of bank failure.  However, the Company has not experienced any losses in such accounts and believes it is not exposed to such risks on its cash balances in bank.

For the years ended December 31, 2011 and 2010, all of the Company’s sales were generated in the PRC.  In addition, all accounts receivable as of December 31, 2011 and 2010 were due from customers located in the PRC.

No single customer accounted for greater than 10% of the Company’s consolidated gross revenue for the year ended December 31, 2011 or consolidated accounts receivable as of December 31, 2011. For the year ended December 31, 2010, one customer accounted for 18% of the Company’s consolidated gross revenue while no other single customer accounted for greater than 10%. The same customer accounted for 3% of the Company’s consolidated accounts receivable as of December 31, 2010 while no single customer accounted for greater than 10%.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 22.	COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company leases railroad lines, warehouses, and offices under operating leases.  Future minimum lease payments under operating leases with initial or remaining terms of one year or more are as follows:

As of December 31,	Operating Leases
2,012	$134,402
2,013	90,206
2,014	85,409
2,015	85,409
2,016	85,409
Thereafter	908,892
$1,389,727

Contingencies

On February 12, 2012, the Company’s former Chief Financial Officer alleged that the Company may have violated certain regulations and upon receipt of such allegations, the Company's Audit Committee retained K&L Gates LLP to conduct an inquiry into such allegations. On March 27, 2012, the Company received a letter asserting a claim of wrongful termination wherein the former Chief Financial Officer seeks payment of $250,000 plus the issuance of 60,000 shares of common stock in settlement for the claimed damages therein.

The Company believes that such allegations and claims are without merit and intends to vigorously defend such allegations and claims. Because the inquiry is in its initial stages, the Company is not currently able to predict the probability of a favorable or unfavorable outcome, or the amount of any possible loss in the event of an unfavorable outcome. Consequently, no material provision or liability has been recorded for such allegations and claims as of December 31, 2011. However, management is confident in its defenses to such allegations and claims.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 23.	SUBSEQUENT EVENTS

On January 11, 2012, Detain Yu obtained a bank loan of $262,158 (or RMB 1,650,000) from China Merchants Bank Beijing, bearing interest at a floating rate of prime rate plus 20% of prime rate, of which prime rate was based on one-year loan interest rate released by The People's Bank of China. The term of the loan started from January 11, 2012 with maturity date on January 10, 2013. The loan was guaranteed by China Agriculture Credit Guarantee Co., Ltd. for a period of one year starting from January 11, 2012.

On February 2, 2012, Shenzhen Redsun, a wholly-owned subsidiary of the Company entered into a Stock Equity Transfer Agreement whereby Shenzhen Redsun acquired 100% of the issued and outstanding registered share capital of Taizihu and its subsidiary, Huichun. The total amount of the consideration paid for the acquisition of the Taizihu Group is RMB34.7 million ($5.5 million), and such consideration was determined pursuant to arm’s length negotiations between the parties. As a result of the acquisition, the Company now owns and controls 100% of the Taizihu Group.

On March 19, 2012, Jinzhong Deyu, a wholly-owned subsidiary of the Company entered into an Assets Exchange Agreement with a third party whereby Jinzhong Deyu exchange its timberland with RMB10.3 million ($1.6 million) of carrying amount for an office building with paying cash consideration of RMB7.2 million ($1.1 million) for the variance between the fair values of the office building and the timberland. No material gain or loss was generated from this exchange transaction.

On March 8, 2012, the Company’s Board of Directors allocated to and authorized for use the maximum number of shares allowable pursuant to the terms of the Plan and granted 420,000 options under the Plan, of which 264,000 were new options and 156,000 were re-granted after such options were forfeited by employees as a result of their resignations from the Company in accordance with the terms of their option agreements. All of the newly granted options vest as follows:

50% of the options granted will vest six (6) months after the date of the grant; and

50% of the options granted will vest twelve (12) months after the date of the grant.

Management was in the process of completing the fair value measurement of the 420,000 options granted as of the date of this filing.